Short-term borrowings	12 Months Ended
Dec. 31, 2010
Short-term borrowings
Short-term borrowings

13.  Short-term borrowings

	December 31,
(Millions of dollars)	2010	2009	2008
Machinery and Power Systems:
Notes payable to banks	$204	$260	$668
Commercial paper	—	173	964
	204	433	1,632
Financial Products:
Notes payable to banks	479	793	817
Commercial paper	2,710	2,162	4,217
Demand notes	663	695	543
	3,852	3,650	5,577
Total short-term borrowings	$4,056	$4,083	$7,209

The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2010	2009	2008
Notes payable to banks	4.1%	4.6%	5.5%
Commercial paper	1.5%	1.2%	2.0%
Demand notes	1.1%	2.0%	3.6%

Please refer to Note 17 and Table III for fair value information on short-term borrowings.